Equity (Details) $ / shares in Units, $ in Millions				6 Months Ended
	Mar. 27, 2025 $ / shares shares	Oct. 18, 2024 USD ($) $ / shares shares	Sep. 20, 2024 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) shares	Jun. 30, 2025 $ / shares shares
Equity [Line Items]
Aggregate gross proceeds (in Dollars)						$ 71,472,020
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued					13,660,000		13,660,000
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0000625		$ 0.0000625
Number of vote per share	1
Ordinary shares, shares authorized					600,000,000		600,000,000
Ordinary shares, shares outstanding					13,660,000		13,660,000
Class A Ordinary Shares [Member] | Dual-Class Share Structure [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0000625
Ordinary shares, shares authorized					600,000,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares issued					4,640,000		4,640,000
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0000625		$ 0.0000625
Number of vote per share	20
Ordinary shares, shares authorized					200,000,000		200,000,000
Ordinary shares, shares outstanding					4,640,000		4,640,000
Class B Ordinary Shares [Member] | Dual-Class Share Structure [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0000625
Ordinary shares, shares authorized					200,000,000
Ordinary Shares [Member]
Equity [Line Items]
Shares issued at public offering						2,300,000
Ordinary shares, shares issued	18,300,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0000625
Ordinary Shares [Member] | Dual-Class Share Structure [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0000625
Ordinary shares, shares authorized					800,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Shares issued at public offering
Ordinary shares, shares issued	4,640,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0000625
Ordinary shares, shares authorized	581,700,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Shares issued at public offering
Ordinary shares, shares issued	4,640,000				4,640,000		4,640,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0000625
Ordinary shares, shares authorized	200,000,000
Ordinary shares, shares outstanding					4,640,000		4,640,000
Ordinary Shares [Member] | Initial Public Offering [Member]
Equity [Line Items]
Shares issued at public offering			2,000,000
Public offering price per share (in Dollars per share) | $ / shares			$ 4
Aggregate gross proceeds (in Dollars) | $			$ 8.0
Ordinary Shares [Member] | Over-Allotment Option [Member]
Equity [Line Items]
Shares issued at public offering		300,000
Public offering price per share (in Dollars per share) | $ / shares		$ 4
Aggregate gross proceeds (in Dollars) | $		$ 1.2